Cover	Aug. 28, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	BlackBerry Limited
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-38232
Entity Tax Identification Number	98-0164408
Entity Address, Address Line One	2200 University Ave East
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2K 0A7
City Area Code	519
Local Phone Number	888-7465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070235
Amendment Flag	true
Amendment Description	On September 2, 2020, BlackBerry Limited (the “Company”) filed a report on Form 8-K (the “Prior 8-K”) announcing, among other things, the issuance of $365 million aggregate principal amount of 1.75% unsecured convertible debentures (the “1.75% Debentures”). This report on Form 8-K/A (this “Amendment”) is being filed to correct inadvertent errors related to the conversion privilege of the 1.75% Debentures. In the Prior 8-K, the conversion price of the 1.75% Debentures was incorrectly reported as being $10.00 per share of common stock of the Company (“Common Shares”) whereas the correct price is $6.00 per Common Share, and the maximum number of Common Shares issuable upon conversion of the 1.75% Debentures was incorrectly reported as 89,166,666 Common Shares whereas the correct number is 60,833,333 Common Shares. All other information contained in the Prior 8-K remains unchanged, including the other material terms of the 1.75% Debentures set forth therein.This Amendment amends and restates Item 1.01 of the Prior 8-K in its entirety.
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(g) Security	Common Shares
Trading Symbol	BB
Security Exchange Name	NYSE